May 1, 2024

Ryan Sutcliffe, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price All-Cap Opportunities Fund, Inc.

  T. Rowe Price All-Cap Opportunities Fund—Advisor Class

  T. Rowe Price All-Cap Opportunities Fund—I Class

 File Nos. 002-99122/811-4358
 T. Rowe Price Balanced Fund, Inc.

  T. Rowe Price Balanced Fund—I Class

 File Nos. 033-38791/811-6275
 T. Rowe Price Blue Chip Growth Fund, Inc.

  T. Rowe Price Blue Chip Growth Fund—Advisor Class

  T. Rowe Price Blue Chip Growth Fund—I Class

  T. Rowe Price Blue Chip Growth Fund—R Class

  T. Rowe Price Blue Chip Growth Fund—Z Class

 File Nos. 033-49581/811-7059
 T. Rowe Price Capital Appreciation Fund, Inc.

  T. Rowe Price Capital Appreciation Fund—Advisor Class

  T. Rowe Price Capital Appreciation Fund—I Class

  T. Rowe Price Capital Appreciation and Income Fund

  T. Rowe Price Capital Appreciation and Income Fund—I Class

 File Nos. 033-05646/811-4519
 T. Rowe Price Communications & Technology Fund, Inc.

  T. Rowe Price Communications & Technology Fund—I Class

 File Nos. 333-27963/811-07075
 T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

  T. Rowe Price Diversified Mid-Cap Growth Fund—I Class

 File Nos. 333-109958/811-21454
 T. Rowe Price Dividend Growth Fund, Inc.

  T. Rowe Price Dividend Growth Fund—Advisor Class

  T. Rowe Price Dividend Growth Fund—I Class

  T. Rowe Price Dividend Growth Fund—Z Class

 File Nos. 033-49187/811-7055
 T. Rowe Price Equity Funds, Inc.

  T. Rowe Price Hedge Equity Fund

  T. Rowe Price Hedged Equity Fund—I Class

  T. Rowe Price Hedged Equity Fund—Z Class

  T. Rowe Price Institutional Large-Cap Core Growth Fund

  T. Rowe Price Institutional Mid-Cap Equity Growth Fund

  T. Rowe Price Institutional Small-Cap Stock Fund

  T. Rowe Price Large-Cap Growth Fund

  T. Rowe Price Large-Cap Growth Fund—I Class

  T. Rowe Price Large-Cap Value Fund

  T. Rowe Price Large-Cap Value Fund—I Class

 File Nos. 333-04753/811-07639

 T. Rowe Price Equity Income Fund, Inc.

  T. Rowe Price Equity Income Fund—Advisor Class

  T. Rowe Price Equity Income Fund—I Class

  T. Rowe Price Equity Income Fund—R Class

  T. Rowe Price Equity Income Fund—Z Class

 File Nos. 033-00070/811-4400
 T. Rowe Price Financial Services Fund, Inc.

  T. Rowe Price Financial Services Fund—I Class

 File Nos. 333-09551/811-07749
 T. Rowe Price Global Funds, Inc.

  T. Rowe Price Institutional Emerging Markets Bond Fund

 File Nos. 033-29697/811-5833
 T. Rowe Price Global Real Estate Fund, Inc.

  T. Rowe Price Global Real Estate Fund—Advisor Class

  T. Rowe Price Global Real Estate Fund—I Class

 File Nos. 333-153130/811-22218
 T. Rowe Price Global Technology Fund, Inc.

  T. Rowe Price Global Technology Fund—I Class

 File Nos. 333-40086/811-09995
 T. Rowe Price Growth Stock Fund, Inc.

  T. Rowe Price Growth Stock Fund—Advisor Class

  T. Rowe Price Growth Stock Fund—I Class

  T. Rowe Price Growth Stock Fund—R Class

  T. Rowe Price Growth Stock Fund—Z Class

 File Nos. 002-10780/811-579
 T. Rowe Price Health Sciences Fund, Inc.

  T. Rowe Price Health Sciences Fund—I Class

 File Nos. 033-63759/811-07381
 T. Rowe Price Index Trust, Inc.

  T. Rowe Price Equity Index 500 Fund

  T. Rowe Price Equity Index 500 Fund—I Class

  T. Rowe Price Equity Index 500 Fund—Z Class

  T. Rowe Price Extended Equity Market Index Fund

  T. Rowe Price Mid-Cap Index Fund

  T. Rowe Price Mid-Cap Index Fund—I Class

  T. Rowe Price Mid-Cap Index Fund—Z Class

  T. Rowe Price Small-Cap Index Fund

  T. Rowe Price Small-Cap Index Fund—I Class

  T. Rowe Price Small-Cap Index Fund—Z Class

  T. Rowe Price Total Equity Market Index Fund

 File Nos. 033-32859/811-5986

T. Rowe Price Integrated Equity Funds, Inc.

  T. Rowe Price Integrated Global Equity Fund

  T. Rowe Price Integrated Global Equity Fund—I Class

  T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund

  T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund—Advisor Class

  T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund—I Class

  T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund

  T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund—Advisor Class

  T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund—I Class

  T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund

  T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund—Advisor Class

  T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund—I Class

 File Nos. 333-26323/811-08203

 T. Rowe Price International Funds, Inc.

  T. Rowe Price Dynamic Credit Fund

  T. Rowe Price Dynamic Credit Fund—I Class

  T. Rowe Price Dynamic Credit Fund—Z Class

  T. Rowe Price Dynamic Global Bond Fund

  T. Rowe Price Dynamic Global Bond Fund—Advisor Class

  T. Rowe Price Dynamic Global Bond Fund—I Class

  T. Rowe Price Dynamic Global Bond Fund—Z Class

  T. Rowe Price Emerging Markets Bond Fund

  T. Rowe Price Emerging Markets Bond Fund—Advisor Class

  T. Rowe Price Emerging Markets Bond Fund—I Class

  T. Rowe Price Emerging Markets Bond Fund—Z Class

  T. Rowe Price Emerging Markets Corporate Bond Fund

  T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class

  T. Rowe Price Emerging Markets Corporate Bond Fund—I Class

  T. Rowe Price Emerging Markets Local Currency Bond Fund

  T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class

  T. Rowe Price Emerging Markets Local Currency Bond Fund—I Class

  T. Rowe Price Emerging Markets Local Currency Bond Fund—Z Class

  T. Rowe Price Global Consumer Fund

  T. Rowe Price Global High Income Bond Fund

  T. Rowe Price Global High Income Bond Fund—Advisor Class

  T. Rowe Price Global High Income Bond Fund—I Class

  T. Rowe Price Global Industrials Fund

  T. Rowe Price Global Industrials Fund—I Class

  T. Rowe Price International Bond Fund

  T. Rowe Price International Bond Fund—Advisor Class

  T. Rowe Price International Bond Fund—I Class

  T. Rowe Price International Bond Fund—Z Class

  T. Rowe Price International Bond Fund (USD Hedged)

  T. Rowe Price International Bond Fund (USD Hedged)—Advisor Class

  T. Rowe Price International Bond Fund (USD Hedged)—I Class

  T. Rowe Price International Bond Fund (USD Hedged)—Z Class

 File Nos. 002-65539/811-2958
 T. Rowe Price Mid-Cap Growth Fund, Inc.

  T. Rowe Price Mid-Cap Growth Fund—Advisor Class

  T. Rowe Price Mid-Cap Growth Fund—I Class

  T. Rowe Price Mid-Cap Growth Fund—R Class

  T. Rowe Price Mid-Cap Growth Fund—Z Class

 File Nos. 033-47806/811-6665
 T. Rowe Price Mid-Cap Value Fund, Inc.

  T. Rowe Price Mid-Cap Value Fund—Advisor Class

  T. Rowe Price Mid-Cap Value Fund—I Class

  T. Rowe Price Mid-Cap Value Fund—R Class

  T. Rowe Price Mid-Cap Value Fund—Z Class

 File Nos. 333-02993/811-07605

T. Rowe Price New Era Fund, Inc.

  T. Rowe Price New Era Fund—I Class

 File Nos. 002-29866/811-1710
 T. Rowe Price New Horizons Fund, Inc.

  T. Rowe Price New Horizons Fund—I Class

  T. Rowe Price New Horizons Fund—Z Class

 File Nos. 002-18099/811-958
 T. Rowe Price Real Assets Fund, Inc.

  T. Rowe Price Real Assets Fund—I Class

  T. Rowe Price Real Assets Fund—Z Class

 File Nos. 333-166395/811-22410

 T. Rowe Price Real Estate Fund, Inc.

  T. Rowe Price Real Estate Fund—Advisor Class

  T. Rowe Price Real Estate Fund—I Class

 File Nos. 333-36137/811-08371
 T. Rowe Price Retirement Funds, Inc.

  T. Rowe Price Retirement Income 2020 Fund

  T. Rowe Price Retirement Income 2020 Fund—I Class

  T. Rowe Price Retirement Income 2025 Fund

  T. Rowe Price Retirement Income 2025 Fund—I Class

 File Nos. 333-92380/811-21149
 T. Rowe Price Science & Technology Fund, Inc.

  T. Rowe Price Science & Technology Fund—Advisor Class

  T. Rowe Price Science & Technology Fund—I Class

 File Nos. 033-16567/811-5299
 T. Rowe Price Small-Cap Stock Fund, Inc.

  T. Rowe Price Small-Cap Stock Fund—Advisor Class

  T. Rowe Price Small-Cap Stock Fund—I Class

  T. Rowe Price Small-Cap Stock Fund—Z Class

 File Nos. 002-12171/811-696
 T. Rowe Price Small-Cap Value Fund, Inc.

  T. Rowe Price Small-Cap Value Fund—Advisor Class

  T. Rowe Price Small-Cap Value Fund—I Class

  T. Rowe Price Small-Cap Value Fund—Z Class

 File Nos. 002-43237/811-2215
 T. Rowe Price Spectrum Fund, Inc.

  T. Rowe Price Spectrum Diversified Equity Fund

  T. Rowe Price Spectrum Diversified Equity Fund—I Class

  T. Rowe Price Spectrum Income Fund

  T. Rowe Price Spectrum Income Fund—I Class

  T. Rowe Price Spectrum International Equity Fund

  T. Rowe Price Spectrum International Equity Fund—I Class

 File Nos. 033-10992/811-4998
 T. Rowe Price U.S. Equity Research Fund, Inc.

  T. Rowe Price U.S. Equity Research Fund—Advisor Class

  T. Rowe Price U.S. Equity Research Fund—I Class

  T. Rowe Price U.S. Equity Research Fund—R Class

  T. Rowe Price U.S. Equity Research Fund—Z Class

 File Nos. 033-56015/811-07225
 T. Rowe Price U.S. Large-Cap Core Fund, Inc.

  T. Rowe Price U.S. Large-Cap Core Fund—Advisor Class

  T. Rowe Price U.S. Large-Cap Core Fund—I Class

  T. Rowe Price U.S. Large-Cap Core Fund—Z Class

 File Nos. 333-158764/811-22293
 T. Rowe Price Value Fund, Inc.

  T. Rowe Price Value Fund—Advisor Class

  T. Rowe Price Value Fund—I Class

  T. Rowe Price Value Fund—Z Class

 File Nos. 033-54963/811-07209

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.

  T. Rowe Price Intermediate Tax-Free High Yield Fund—I Class

 File Nos.: 333-196145/811-22968
 T. Rowe Price Multi-Sector Account Portfolios, Inc.

  T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio

 File Nos.: 333-178660/811-22620
 T. Rowe Price State Tax-Free Funds, Inc.

  T. Rowe Price California Tax-Free Bond Fund

  T. Rowe Price California Tax-Free Bond Fund—I Class

  T. Rowe Price Georgia Tax-Free Bond Fund

  T. Rowe Price Georgia Tax-Free Bond Fund—I Class

  T. Rowe Price Maryland Short-Term Tax-Free Bond Fund

  T. Rowe Price Maryland Short-Term Tax-Free Bond Fund—I Class

  T. Rowe Price Maryland Tax-Free Bond Fund

  T. Rowe Price Maryland Tax-Free Bond Fund—I Class

  T. Rowe Price Maryland Tax-Free Money Fund

  T. Rowe Price Maryland Tax-Free Money Fund—I Class

  T. Rowe Price New Jersey Tax-Free Bond Fund

  T. Rowe Price New Jersey Tax-Free Bond Fund—I Class

  T. Rowe Price New York Tax-Free Bond Fund

  T. Rowe Price New York Tax-Free Bond Fund—I Class

  T. Rowe Price Virginia Tax-Free Bond Fund

  T. Rowe Price Virginia Tax-Free Bond Fund—I Class

 File Nos.: 033-06533/811-4521
 T. Rowe Price Tax-Efficient Funds, Inc.

  T. Rowe Price Tax-Efficient Equity Fund

  T. Rowe Price Tax-Efficient Equity Fund—I Class

 File Nos.: 333-26441/811-08207
 T. Rowe Price Tax-Exempt Money Fund, Inc.

  T. Rowe Price Tax-Exempt Money Fund—I Class

 File Nos.: 002-67029/811-3055
 T. Rowe Price Tax-Free High Yield Fund, Inc.

  T. Rowe Price Tax-Free High Yield Fund—Advisor Class

  T. Rowe Price Tax-Free High Yield Fund—I Class

 File Nos.: 002-94641/811-4163
 T. Rowe Price Tax-Free Income Fund, Inc.

  T. Rowe Price Tax-Free Income Fund—Advisor Class

  T. Rowe Price Tax-Free Income Fund—I Class

 File Nos.: 002-57265/811-2684
 T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

  T. Rowe Price Tax-Free Short-Intermediate Fund—Advisor Class

  T. Rowe Price Tax-Free Short-Intermediate Fund—I Class

 File Nos.: 002-87059/811-3872

Dear Mr. Sutcliffe:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the Funds’ prospectuses and Statement of Additional Information (“SAI”) that were filed under Rule 485(b) on April 25, 2024.

The Funds’ prospectuses and SAI went effective automatically on May 1, 2024.

If you have any questions about this filing, please give me a call at 410-345-2346 or, in my absence, Vicki S. Booth at 410-577-5024.

Sincerely,

/s/Gladys J. Davis
Gladys J. Davis